FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Derivative [Line Items]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of the Partnership's financial instruments as of June 30, 2013 and December 31, 2012 are as follows:

		June 30, 2013		December 31, 2012
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	61,085	61,085	66,327	66,327
Restricted cash and short-term investments	Level 1	155,823	155,823	221,423	221,423
Short-term debt due to related party	Level 3	20,000	20,000	—	—
High-yield bonds (3)	Level 1	214,175	217,388	233,804	234,708
Long-term debt — floating (1)	Level 2	778,587	778,587	505,668	505,668
Obligations under capital leases (1)	Level 2	145,987	145,987	412,371	412,371

Derivatives:
Cross currency interest rate swap liability (6)	Level 2	14,766	14,766	1,819	1,819
Interest rate swaps liability (2) (4)	Level 2	19,528	19,528	24,991	24,991
Interest rate swaps asset (2) (4)	Level 2	2,850	2,850	—	—
Foreign currency swaps liability (2) (5)	Level 2	56	56	20,527	20,527
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(1) The Partnership's debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.

(2) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(3) High-yield bonds with a carrying value of $214.2 million and $233.8 million as of June 30, 2013 and December 31, 2012, respectively, which is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of June 30, 2013 was $217.4 million, which is 101.50% of their face value.

(4) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 6) that qualify and are designated as cash flow hedges as of June 30, 2013 and December 31, 2012 was a net liability of $5.9 million (with a notional amount of $399.7 million) and a net liability of $5.9 million (with a notional amount of $466.8 million), respectively. The expected maturity of these interest rate agreements is from November 30, 2013 to March 31, 2018. Accordingly, for the six months ended June 30, 2013 and 2012, a $4.3 million gain and a $0.02 million loss, respectively, have been accounted for as a change in other comprehensive income which would have otherwise been recognized in earnings in such periods.

(5) As of June 30, 2013, the Partnership has the following foreign currency forward contracts:

	Notional amount			Average forward rate
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	USD foreign currency
Currency rate swaps:
Singapore dollars	731	591	2013	0.8087
Euros	2,100	2,789	2013	1.3282

(6)
The Partnership issued NOK denominated senior unsecured bonds. In order to hedge the Partnership's exposure, it entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. The Partnership designated the cross currency interest rate swap as a cash flow hedge. As of June 30, 2013, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(14,766)

As of June 30, 2013 and December 31, 2012, the Partnership's accumulated other comprehensive income included an unrealized gain of $3.1 million and an unrealized loss of $5.1 million, respectively, in respect of the cross currency interest rate swap designated as a cash flow hedge.

Foreign Currency Forward Contract
(5) As of June 30, 2013, the Partnership has the following foreign currency forward contracts:

	Notional amount			Average forward rate
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	USD foreign currency
Currency rate swaps:
Singapore dollars	731	591	2013	0.8087
Euros	2,100	2,789	2013	1.3282

Schedule Of Cash Flow Hedging Relationships Relating To Cross Currency Interest Rate Swap Contracts And Changes In Equity [Table Text Block]
As of June 30, 2013, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(14,766)

Interest Rate Swaps [Member]
Derivative [Line Items]
Interest Rate Swap Transactions
As of June 30, 2013, the Partnership has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	906,535	(1)	2013	to	2018	0.92%	to	6.49%
(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described in note 8 above.